UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

September 30, 2005 (unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS

ENERGY — 14.4%
Cal Dive International, Inc.*	600,000	$38,046,000
Noble Corporation	460,000	31,491,600
Tidewater Inc.	380,000	18,494,600
		$88,032,200
BUSINESS SERVICES & SUPPLIES — 14.3%
Brady Corporation (Class A)	145,000	$4,486,300
CDW Corporation*	305,000	17,970,600
Charles River Laboratories International, Inc.*	410,000	17,884,200
Invitrogen Corporation*	170,000	12,789,100
Manpower Inc.	300,000	13,317,000
ScanSource Inc.*	425,000	20,714,500
		$87,161,700
PRODUCER DURABLES — 13.8%
Graco Inc.	495,000	$16,968,600
HNI Corporation	270,000	16,259,400
IDEX Corporation	495,000	21,062,250
Oshkosh Truck Corporation	360,000	15,537,600
Zebra Technologies Corporation (Class A)*	365,000	14,267,850
		$84,095,700
TECHNOLOGY — 11.2%
Cognex Corporation	590,000	$17,741,300
Microchip Technology Incorporated	200,000	6,024,000
Plantronics, Inc.	620,000	19,102,200
SanDisk Corporation*	530,000	25,572,500
		$68,440,000
RETAILING — 8.4%
CarMax, Inc.*	750,006	$23,452,688
O’Reilly Automotive, Inc.*	1,000,000	28,180,000
		$51,632,688
FINANCIAL — 8.4%
Brown & Brown, Inc.	290,000	$14,410,100
First American Corporation, The	155,000	7,078,850
Gallagher & Co., Arthur J.	440,000	12,676,400
North Fork Bancorporation, Inc.	682,500	17,403,750
		$51,569,100
HEALTH CARE — 7.7%
AmSurg Corp.*	180,000	$4,924,800

Bio-Rad Laboratories, Inc.*	200,300	11,014,497
Health Management Associates, Inc.	555,000	13,025,850
Lincare Holdings, Inc.*	440,000	18,062,000
		$47,027,147
ENTERTAINMENT — 4.4%
Carnival Corporation	536,600	$26,819,268
CONSUMER DURABLES — 3.0%
Briggs & Stratton Corporation	370,000	$12,798,300
Polaris Industries Inc.	115,000	5,698,250
		$18,496,550
TRANSPORATION — 2.9%
Heartland Express, Inc.	670,000	$13,627,800
Knight Transporation, Inc.	170,000	4,141,200
		$17,769,000
MATERIALS — 2.2%
Engelhard Corporation	480,000	$13,396,800

TOTAL COMMON STOCKS — 90.7% (Cost$333,049,809)		$554,440,153

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc. (Series C)	100,000	$2,577,000
Duke-Weeks Realty Corp. (Series B)	40,000	2,119,000
Pennsylvania Real Estate Investment Trust (Series A)	59,000	3,407,250
ProLogis Trust 6.75% (Series G)	120,000	3,027,600
TOTAL PREFERRED STOCKS — 1.8% (Cost $10,179,446)		$11,130,850

CONVERTIBLE BONDS AND DEBENTURES

TECHNOLOGY — 1.0%
BEA Systems, Inc. — 4% 2006	$2,000,000	$1,980,000
International Rectifier Corp. — 4.25% 2007	2,000,000	1,972,500
LSI Logic Corporation — 4% 2006	2,000,000	1,990,000
		$5,942,500
BUSINESS SERVICES & SUPPLIES — 0.3%
Pegasus Solutions, Inc. — 3.875% 2023	$2,000,000	$1,725,000
TOTAL CONVERTIBLE BONDS & DEBENTURES — 1.3% (Cost $7,690,000)		$7,667,500

NON-CONVERTIBLE BONDS AND DEBENTURES
CORPORATE — 3.8%
Central Garden & Pet Company — 9.125% 2013	$2,000,000	$2,135,000
HMH Properties, Inc. — 7.875% 2008	1,338,000	1,369,777
Host Marriott Corporation — 9.25% 2007	2,000,000	2,150,000
Manitowoc Company, Inc., The — 10.5% 2012	1,300,000	1,469,000
Metaldyne Corporation — 11% 2012	2,000,000	1,330,000
OM Group, Inc. — 9.25% 2011	4,000,000	4,080,000
Orbital Sciences Corporation — 9% 2011	3,000,000	3,270,000
PolyOne Corporation — 10.625% 2010	950,000	995,125
Realty Income Corporation — 8.25% 2008	2,000,000	2,168,000
Unisys Corporation — 7.875% 2008	1,500,000	1,522,500
Windmere Durable Holdings Inc. — 10% 2008	3,000,000	2,895,000
		$23,384,402
U.S. GOVERNMENT AND AGENCIES — 0.1%
Federal Home Loan Mortgage Corporation
— 6.5% 2023 (Interest Only)	$63,263	$4,033
— 10.15% 2006 (REMIC)	27	27
Government National Mortgage Association (Mobile Home)
— 9.75% 2010	292,795	293,736
		$297,796
TOTAL NON-CONVERTIBLE BONDS AND DEBENTURES — 3.9% (Cost $23,584,683)		$23,682,198
TOTAL INVESTMENT SECURITIES — 97.7% (Cost $374,503,938)		$596,920,701

SHORT-TERM INVESTMENT — 1.2% (Cost $7,523,382)
Short-term Corporate Note:
Rabobank USA Financial Corporation — 3.87% 10/3/05	$7,525,000	$7,523,382

TOTAL INVESTMENTS — 98.9% (Cost $382,027,320)(A)		$604,444,083
Other assets and liabilities, net — 1.1%		6,422,899
TOTAL NET ASSETS — 100%		$610,866,982

*Non-income producing security

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:	$226,724,754
Gross unrealized appreciation:	$4,307,991
Gross unrealized depreciation:
Net unrealized appreciation:	$222,416,763

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:	November 18, 2005